Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Estimated settlement amount	$ 120.0	$ 115.0
Long-term Liabilities
Loss Contingencies [Line Items]
Estimated settlement amount	10.0	10.0
Long-term Liabilities Current
Loss Contingencies [Line Items]
Paid settlement amount	$ 110.0	$ 105.0